Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
............... 7,005 $ 1,162,340
BWX Technologies, Inc. .............. 9,520 552,922
Curtiss-Wright Corp. ................. 3,968 662,616
Hexcel Corp. ...................... 8,740 514,349
Howmet Aerospace, Inc. .............. 38,991 1,536,635
Huntington Ingalls Industries, Inc. ........ 4,087 942,789
Mercury Systems, Inc.
(a)
.............. 5,879 263,027
Spirit AeroSystems Holdings, Inc., Class A
(b)
. 10,807 319,887
Textron, Inc. ...................... 21,970 1,555,476
Woodward, Inc. .................... 6,084 587,775
8,097,816
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(a)
................ 10,960 467,882
Airlines — 0.3%
(a)
Alaska Air Group, Inc. ................ 12,905 554,141
American Airlines Group, Inc.
(b)
.......... 67,117 853,728
Copa Holdings SA, Class A, NVS
(b)
....... 2,976 247,514
JetBlue Airways Corp. ................ 33,111 214,559
1,869,942
Auto Components — 0.5%
BorgWarner, Inc. ................... 24,463 984,636
Gentex Corp. ..................... 24,276 662,006
Lear Corp. ....................... 6,182 766,692
QuantumScape Corp., Class A
(a)(b)
....... 26,113 148,061
2,561,395
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 14,018 583,149
Thor Industries, Inc. ................. 5,471 413,006
996,155
Banks — 2.6%
Bank of Hawaii Corp. ................ 4,123 319,780
Bank OZK ....................... 11,558 463,013
BOK Financial Corp. ................. 3,048 316,352
Comerica, Inc. ..................... 13,550 905,817
Commerce Bancshares, Inc. ........... 11,948 813,300
Cullen/Frost Bankers, Inc. ............. 6,038 807,281
East West Bancorp, Inc. .............. 14,770 973,343
First Citizens BancShares , Inc., Class A .... 1,152 873,631
First Hawaiian, Inc. ................. 13,311 346,618
First Horizon Corp. .................. 55,289 1,354,581
FNB Corp. ....................... 36,165 471,953
PacWest Bancorp .................. 12,009 275,607
Pinnacle Financial Partners, Inc.
(b)
....... 7,810 573,254
Popular, Inc. ...................... 7,672 508,807
Prosperity Bancshares, Inc. ............ 9,051 657,827
Signature Bank .................... 6,445 742,593
Synovus Financial Corp. .............. 15,007 563,513
Umpqua Holdings Corp. .............. 22,470 401,090
Webster Financial Corp. .............. 18,145 858,984
Western Alliance Bancorp ............. 10,936 651,348
Wintrust Financial Corp. .............. 6,254 528,588
Zions Bancorp NA .................. 15,490 761,488
14,168,768
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
. 985 324,577
Biotechnology — 1.2%
(a)
Exact Sciences Corp.
(b)
............... 18,173 899,745
Exelixis , Inc. ...................... 32,971 528,855
Ionis Pharmaceuticals, Inc. ............ 14,695 555,030
Security
Shares
Shares Value
Biotechnology (continued)
Mirati Therapeutics, Inc.
(b)
............. 4,664 $ 211,326
Natera , Inc. ....................... 10,024 402,664
Neurocrine Biosciences, Inc. ........... 9,908 1,183,412
Novavax , Inc.
(b)
.................... 8,073 82,990
Sarepta Therapeutics, Inc.
(b)
........... 8,742 1,132,788
Ultragenyx Pharmaceutical, Inc. ......... 6,978 323,291
United Therapeutics Corp. ............. 4,639 1,290,060
6,610,161
Building Products — 1.5%
Advanced Drainage Systems, Inc.
(b)
...... 6,665 546,330
Allegion plc ....................... 9,114 959,340
AO Smith Corp. .................... 13,120 750,989
Armstrong World Industries, Inc. ......... 4,780 327,860
AZEK Co., Inc. (The), Class A
(a)(b)
........ 11,670 237,134
Builders FirstSource , Inc.
(a)(b)
........... 15,188 985,398
Carlisle Cos., Inc. .................. 5,328 1,255,543
Fortune Brands Innovations, Inc. ........ 13,388 764,589
Hayward Holdings, Inc.
(a)(b)
............. 7,015 65,941
Lennox International, Inc. ............. 3,305 790,655
Masterbrand, Inc.
(a)
................. 13,180 99,509
Owens Corning .................... 10,058 857,947
Trex Co., Inc.
(a)
.................... 11,383 481,842
8,123,077
Capital Markets — 2.2%
Affiliated Managers Group, Inc. ......... 3,933 623,105
Carlyle Group, Inc. (The) .............. 21,589 644,216
Cboe Global Markets, Inc. ............. 10,837 1,359,718
Evercore , Inc., Class A ............... 3,806 415,159
FactSet Research Systems, Inc. ......... 3,960 1,588,792
Invesco Ltd. ...................... 38,561 693,712
Janus Henderson Group plc ........... 14,224 334,549
Jefferies Financial Group, Inc. .......... 21,153 725,125
Lazard Ltd., Class A ................. 9,222 319,727
LPL Financial Holdings, Inc. ............ 8,321 1,798,751
MarketAxess Holdings, Inc. ............ 3,861 1,076,794
Morningstar, Inc. ................... 2,577 558,152
Robinhood Markets, Inc., Class A
(a)(b)
...... 58,515 476,312
SEI Investments Co. ................. 10,663 621,653
Stifel Financial Corp. ................ 10,724 625,960
Virtu Financial, Inc., Class A ............ 10,067 205,467
12,067,192
Chemicals — 1.1%
Ashland, Inc. ...................... 5,241 563,565
Axalta Coating Systems Ltd.
(a)(b)
......... 22,831 581,506
Chemours Co. (The) ................. 15,943 488,175
Element Solutions, Inc. ............... 23,713 431,339
Ginkgo Bioworks Holdings, Inc.
(a)(b)
....... 90,497 152,940
Huntsman Corp. ................... 19,745 542,593
NewMarket Corp. ................... 612 190,399
Olin Corp. ........................ 13,915 736,660
RPM International, Inc. ............... 13,232 1,289,458
Scotts Miracle- Gro Co. (The) ........... 4,229 205,487
Valvoline, Inc. ..................... 18,359 599,421
5,781,543
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.
(a)
................ 5,272 601,641
Driven Brands Holdings, Inc.
(a)(b)
......... 6,500 177,515
IAA, Inc.
(a)
........................ 13,832 553,280
MSA Safety, Inc.
(b)
.................. 3,836 553,113
Stericycle, Inc.
(a)
................... 9,569 477,397
Tetra Tech, Inc. .................... 5,539 804,207
3,167,153

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 0.6%
Ciena Corp.
(a)(b)
.................... 15,438 $ 787,029
F5, Inc.
(a)
........................ 6,169 885,313
Juniper Networks, Inc. ............... 33,205 1,061,232
Lumentum Holdings, Inc.
(a)
............ 7,123 371,607
Viasat , Inc.
(a)
...................... 7,409 234,495
3,339,676
Construction & Engineering — 1.1%
AECOM ......................... 13,674 1,161,333
MasTec , Inc.
(a)
..................... 6,343 541,248
MDU Resources Group, Inc. ........... 21,041 638,384
Quanta Services, Inc. ................ 14,871 2,119,117
Valmont Industries, Inc. ............... 2,179 720,530
WillScot Mobile Mini Holdings Corp.
(a)
..... 21,610 976,124
6,156,736
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 3,862 513,067
Consumer Finance — 0.3%
Credit Acceptance Corp.
(a)(b)
............ 695 329,708
OneMain Holdings, Inc. ............... 12,056 401,585
SLM Corp. ....................... 25,853 429,160
SoFi Technologies, Inc.
(a)(b)
............ 84,178 388,061
Upstart Holdings, Inc.
(a)(b)
.............. 7,429 98,211
1,646,725
Containers & Packaging — 1.5%
AptarGroup, Inc. ................... 6,811 749,074
Ardagh Group SA, Class A
(a)
........... 885 7,527
Ardagh Metal Packaging SA ........... 14,145 68,038
Avery Dennison Corp.
(b)
.............. 8,458 1,530,898
Berry Global Group, Inc. .............. 13,025 787,101
Crown Holdings, Inc. ................ 12,067 992,028
Graphic Packaging Holding Co. ......... 31,839 708,418
Packaging Corp. of America ........... 9,584 1,225,889
Sealed Air Corp. ................... 15,155 755,931
Silgan Holdings, Inc. ................. 8,748 453,496
Sonoco Products Co. ................ 10,139 615,539
7,893,939
Distributors — 0.2%
Pool Corp. ....................... 4,008 1,211,739
Diversified Consumer Services — 0.5%
ADT, Inc. ........................ 21,809 197,808
Bright Horizons Family Solutions, Inc.
(a)
.... 5,984 377,590
Grand Canyon Education, Inc.
(a)
......... 3,288 347,410
H&R Block, Inc. .................... 16,486 601,904
Mister Car Wash, Inc.
(a)
............... 8,507 78,519
Service Corp. International ............ 16,035 1,108,660
2,711,891
Diversified Financial Services — 0.1%
Voya Financial, Inc. ................. 9,546 586,984
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)
.... 25,505 649,867
Electric Utilities — 0.7%
Hawaiian Electric Industries, Inc. ........ 11,232 470,059
IDACORP, Inc. .................... 5,217 562,654
NRG Energy, Inc. ................... 24,489 779,240
OGE Energy Corp. .................. 20,773 821,572
Pinnacle West Capital Corp. ........... 11,743 892,938
3,526,463
Security
Shares
Shares Value
Electrical Equipment — 1.1%
Acuity Brands, Inc.
(b)
................. 3,381 $ 559,927
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 25,845 246,303
Hubbell, Inc. ...................... 5,589 1,311,627
nVent Electric plc ................... 17,077 656,952
Plug Power, Inc.
(a)(b)
................. 53,891 666,632
Regal Rexnord Corp. ................ 6,952 834,101
Sensata Technologies Holding plc ........ 15,889 641,598
Sunrun , Inc.
(a)(b)
.................... 21,275 511,025
Vertiv Holdings Co., Class A ........... 31,765 433,910
5,862,075
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.
(a)
.............. 6,645 694,868
Avnet, Inc. ....................... 9,799 407,442
Cognex Corp. ..................... 18,062 850,901
Coherent Corp.
(a)
................... 13,185 462,793
IPG Photonics Corp.
(a)
............... 3,507 332,008
Jabil, Inc. ........................ 13,940 950,708
Littelfuse , Inc. ..................... 2,513 553,363
National Instruments Corp. ............ 13,642 503,390
TD SYNNEX Corp. .................. 4,413 417,955
Vontier Corp. ...................... 16,353 316,103
5,489,531
Energy Equipment & Services — 0.2%
NOV, Inc. ........................ 40,671 849,617
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
53,383 217,269
Liberty Media Corp. -Liberty Formula One,
Class C, NVS
(a)(b)
................. 20,799 1,243,364
Liberty Media Corp-Liberty Formula One, Class
A
(a)
.......................... 2,225 118,882
Madison Square Garden Sports Corp. ..... 1,986 364,093
Playtika Holding Corp.
(a)
.............. 10,979 93,431
World Wrestling Entertainment, Inc., Class A
(b)
4,451 304,983
2,342,022
Equity Real Estate Investment Trusts (REITs) — 4.8%
American Homes 4 Rent, Class A ........ 32,164 969,423
Americold Realty Trust, Inc. ............ 27,971 791,859
Apartment Income REIT Corp. .......... 15,948 547,176
Brixmor Property Group, Inc. ........... 31,067 704,289
Camden Property Trust ............... 10,831 1,211,772
Cousins Properties, Inc. .............. 15,800 399,582
CubeSmart ....................... 23,226 934,847
Douglas Emmett, Inc. ................ 17,466 273,867
EastGroup Properties, Inc. ............ 4,254 629,847
EPR Properties .................... 7,633 287,917
Equity LifeStyle Properties, Inc. ......... 18,557 1,198,782
Federal Realty Investment Trust ......... 8,348 843,482
First Industrial Realty Trust, Inc. ......... 13,616 657,108
Gaming and Leisure Properties, Inc. ...... 25,510 1,328,816
Healthcare Realty Trust, Inc. ........... 39,464 760,471
Highwoods Properties, Inc. ............ 10,862 303,919
Host Hotels & Resorts, Inc. ............ 73,974 1,187,283
Hudson Pacific Properties, Inc. .......... 14,269 138,837
Iron Mountain, Inc. .................. 30,165 1,503,725
JBG SMITH Properties ............... 11,030 209,349
Kilroy Realty Corp. .................. 12,115 468,487
Kimco Realty Corp. ................. 63,105 1,336,564
Lamar Advertising Co., Class A ......... 8,994 849,034
Life Storage, Inc. ................... 8,753 862,170
Medical Properties Trust, Inc. ........... 61,419 684,208
National Retail Properties, Inc. .......... 18,620 852,051
National Storage Affiliates Trust ......... 8,767 316,664

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc. ........ 24,450 $ 683,378
Park Hotels & Resorts, Inc. ............ 23,022 271,429
Rayonier, Inc. ..................... 15,220 501,651
Regency Centers Corp. .............. 17,786 1,111,625
Rexford Industrial Realty, Inc. .......... 19,189 1,048,487
SL Green Realty Corp. ............... 6,599 222,518
Spirit Realty Capital, Inc. .............. 14,535 580,383
STORE Capital Corp. ................ 26,426 847,218
Vornado Realty Trust ................ 18,338 381,614
25,899,832
Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A .......... 17,374 360,337
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 13,907 920,087
Casey's General Stores, Inc. ........... 3,836 860,607
Grocery Outlet Holding Corp.
(a)(b)
......... 9,119 266,184
Performance Food Group Co.
(a)
......... 15,801 922,620
US Foods Holding Corp.
(a)(b)
............ 21,010 714,760
4,044,595
Food Products — 0.8%
Darling Ingredients, Inc.
(a)
............. 16,654 1,042,374
Flowers Foods, Inc.
(b)
................ 19,358 556,349
Freshpet , Inc.
(a)(b)
................... 4,709 248,494
Ingredion, Inc. ..................... 6,788 664,748
Lamb Weston Holdings, Inc. ........... 14,986 1,339,149
Pilgrim's Pride Corp.
(a)
............... 4,937 117,155
Post Holdings, Inc.
(a)(b)
................ 5,661 510,962
Seaboard Corp. .................... 24 90,605
4,569,836
Gas Utilities — 0.3%
National Fuel Gas Co. ............... 9,140 578,562
UGI Corp. ........................ 21,776 807,236
1,385,798
Health Care Equipment & Supplies — 1.1%
Dentsply Sirona, Inc. ................ 22,298 709,968
Enovis Corp.
(a)
..................... 5,248 280,873
Envista Holdings Corp.
(a)(b)
............. 16,958 570,976
Globus Medical, Inc., Class A
(a)
......... 7,896 586,436
ICU Medical, Inc.
(a)(b)
................. 2,079 327,401
Integra LifeSciences Holdings Corp.
(a)
..... 7,488 419,852
Masimo Corp.
(a)(b)
................... 4,905 725,695
Novocure Ltd.
(a)(b)
................... 10,747 788,292
Penumbra, Inc.
(a)(b)
.................. 3,704 823,992
QuidelOrtho Corp.
(a)(b)
................ 5,108 437,602
Tandem Diabetes Care, Inc.
(a)
.......... 6,608 297,030
5,968,117
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.
(a)
........... 9,248 761,295
agilon health, Inc.
(a)(b)
................ 19,517 315,005
Amedisys , Inc.
(a)
................... 3,297 275,431
Chemed Corp.
(b)
................... 1,509 770,239
DaVita, Inc.
(a)
...................... 5,833 435,550
Encompass Health Corp. ............. 10,125 605,576
Enhabit , Inc.
(a)
..................... 4,933 64,918
Guardant Health, Inc.
(a)
............... 10,061 273,659
Henry Schein, Inc.
(a)(b)
................ 14,047 1,121,934
Oak Street Health, Inc.
(a)(b)
............. 12,034 258,851
Premier, Inc., Class A ................ 12,169 425,672
Signify Health, Inc., Class A
(a)
........... 8,451 242,206
Tenet Healthcare Corp.
(a)
.............. 10,981 535,763
Universal Health Services, Inc., Class B
(b)
.. 6,602 930,156
7,016,255
Security
Shares
Shares Value
Health Care Technology — 0.2%
(a)
Certara , Inc. ...................... 12,268 $ 197,147
Definitive Healthcare Corp., Class A
(b)
..... 3,591 39,465
Doximity , Inc., Class A
(b)
.............. 11,675 391,813
Teladoc Health, Inc.
(b)
................ 16,771 396,634
1,025,059
Hotels, Restaurants & Leisure — 1.6%
Aramark ......................... 24,077 995,343
Boyd Gaming Corp. ................. 8,132 443,438
Choice Hotels International, Inc. ......... 3,520 396,493
Churchill Downs, Inc. ................ 3,757 794,343
Hyatt Hotels Corp., Class A
(a)
........... 5,094 460,752
Marriott Vacations Worldwide Corp. ....... 4,007 539,302
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 43,235 529,196
Penn Entertainment, Inc.
(a)(b)
........... 16,481 489,486
Planet Fitness, Inc., Class A
(a)
.......... 8,723 687,372
Six Flags Entertainment Corp.
(a)
......... 7,790 181,118
Travel + Leisure Co. ................. 8,511 309,800
Vail Resorts, Inc. ................... 4,165 992,728
Wendy's Co. (The) .................. 17,791 402,610
Wyndham Hotels & Resorts, Inc.
(b)
....... 9,183 654,840
Wynn Resorts Ltd.
(a)(b)
................ 10,802 890,841
8,767,662
Household Durables — 0.8%
Leggett & Platt, Inc. ................. 13,893 447,771
Mohawk Industries, Inc.
(a)(b)
............ 5,442 556,281
Newell Brands, Inc. ................. 38,993 510,029
PulteGroup, Inc. ................... 23,914 1,088,805
Tempur Sealy International, Inc.
(b)
........ 17,374 596,449
Toll Brothers, Inc. ................... 11,150 556,608
TopBuild Corp.
(a)
................... 3,338 522,364
4,278,307
Household Products — 0.1%
Reynolds Consumer Products, Inc. ....... 5,676 170,167
Spectrum Brands Holdings, Inc. ......... 4,137 252,026
422,193
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp. ........... 13,257 365,098
Vistra Corp. ...................... 42,691 990,431
1,355,529
Insurance — 2.6%
American Financial Group, Inc. ......... 6,887 945,447
Assurant, Inc.
(b)
.................... 5,116 639,807
Assured Guaranty Ltd. ............... 6,138 382,152
Axis Capital Holdings Ltd. ............. 8,098 438,669
Brighthouse Financial, Inc.
(a)
........... 7,466 382,782
Brown & Brown, Inc.
(b)
................ 24,701 1,407,216
Erie Indemnity Co., Class A, NVS ........ 2,597 645,926
Everest Re Group Ltd. ............... 4,067 1,347,275
First American Financial Corp. .......... 10,153 531,408
Globe Life, Inc. .................... 9,346 1,126,660
Hanover Insurance Group, Inc. (The) ..... 3,657 494,171
Kemper Corp. ..................... 6,567 323,097
Lincoln National Corp. ............... 17,542 538,890
Old Republic International Corp. ......... 29,434 710,831
Primerica, Inc. ..................... 3,865 548,134
Reinsurance Group of America, Inc. ...... 6,937 985,678
RenaissanceRe Holdings Ltd.
(b)
......... 4,497 828,482
Ryan Specialty Holdings, Inc.
(a)(b)
........ 8,503 352,960
Unum Group ...................... 20,802 853,506
White Mountains Insurance Group Ltd. .... 286 404,498
13,887,589

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 0.1%
(a)
IAC, Inc. ......................... 8,023 $ 356,221
TripAdvisor, Inc.
(b)
.................. 10,666 191,775
547,996
Internet & Direct Marketing Retail — 0.0%
Wayfair, Inc., Class A
(a)(b)
.............. 8,039 264,403
IT Services — 1.6%
Affirm Holdings, Inc., Class A
(a)(b)
......... 22,724 219,741
Amdocs Ltd. ...................... 12,581 1,143,613
Concentrix Corp. ................... 4,463 594,293
DXC Technology Co.
(a)
............... 23,935 634,277
Euronet Worldwide, Inc.
(a)
............. 4,894 461,896
Genpact Ltd.
(b)
..................... 18,758 868,871
Globant SA
(a)
...................... 4,241 713,167
Jack Henry & Associates, Inc.
(b)
......... 7,525 1,321,089
Kyndryl Holdings, Inc.
(a)(b)
............. 20,884 232,230
Shift4 Payments, Inc., Class A
(a)(b)
........ 5,225 292,234
Thoughtworks Holding, Inc.
(a)
........... 8,631 87,950
Toast, Inc., Class A
(a)
................ 26,643 480,373
Western Union Co. (The) ............. 40,161 553,017
WEX, Inc.
(a)
....................... 4,547 744,117
Wix.com Ltd.
(a)
..................... 5,756 442,233
8,789,101
Leisure Products — 0.4%
Brunswick Corp. ................... 7,666 552,565
Mattel, Inc.
(a)
...................... 36,564 652,302
Peloton Interactive, Inc., Class A
(a)(b)
...... 31,194 247,680
Polaris, Inc. ....................... 5,852 591,052
YETI Holdings, Inc.
(a)
................ 8,961 370,179
2,413,778
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A
(a)
.......... 9,515 346,727
Azenta , Inc.
(a)
..................... 7,734 450,273
Bio- Techne Corp. ................... 16,260 1,347,629
Bruker Corp. ...................... 11,306 772,765
Charles River Laboratories International, Inc.
(a)
5,241 1,142,014
Maravai LifeSciences Holdings, Inc., Class A
(a)
11,351 162,433
QIAGEN NV
(a)
..................... 23,698 1,181,819
Repligen Corp.
(a)
................... 5,730 970,146
Sotera Health Co.
(a)
................. 10,257 85,441
Syneos Health, Inc., Class A
(a)
.......... 10,585 388,258
6,847,505
Machinery — 2.3%
AGCO Corp. ...................... 6,414 889,558
Allison Transmission Holdings, Inc. ....... 10,115 420,784
Crane Holdings Co. ................. 4,863 488,488
Donaldson Co., Inc. ................. 12,821 754,772
Esab Corp. ....................... 5,286 248,019
Flowserve Corp. ................... 13,629 418,138
Gates Industrial Corp. plc
(a)
............ 11,213 127,940
Graco , Inc. ....................... 17,402 1,170,459
ITT, Inc.
(b)
........................ 8,683 704,191
Lincoln Electric Holdings, Inc. .......... 5,805 838,765
Middleby Corp. (The)
(a)
............... 5,553 743,547
Nordson Corp. ..................... 6,008 1,428,222
Oshkosh Corp. .................... 6,844 603,572
Pentair plc ....................... 17,118 769,968
Snap-on, Inc. ..................... 5,460 1,247,555
Timken Co. (The) ................... 6,448 455,680
Toro Co. (The)
(b)
.................... 10,827 1,225,616
12,535,274
Security
Shares
Shares Value
Marine — 0.1%
Kirby Corp.
(a)
...................... 6,242 $ 401,673
Media — 0.8%
Altice USA, Inc., Class A
(a)
............. 22,081 101,573
Cable One, Inc. .................... 605 430,675
Interpublic Group of Cos., Inc. (The) ...... 40,775 1,358,215
New York Times Co. (The), Class A ....... 17,133 556,137
News Corp., Class A, NVS ............ 39,850 725,270
News Corp., Class B ................ 12,584 232,049
Nexstar Media Group, Inc. ............. 3,854 674,566
4,078,485
Metals & Mining — 1.2%
Alcoa Corp. ....................... 18,702 850,380
Cleveland-Cliffs, Inc.
(a)(b)
.............. 53,010 853,991
MP Materials Corp., Class A
(a)(b)
......... 9,388 227,940
Reliance Steel & Aluminum Co. ......... 6,238 1,262,821
Royal Gold, Inc. .................... 6,811 767,736
SSR Mining, Inc. ................... 21,907 343,283
Steel Dynamics, Inc. ................. 17,392 1,699,198
United States Steel Corp. ............. 24,296 608,615
6,613,964
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. .............. 59,604 616,901
Annaly Capital Management, Inc. ........ 48,830 1,029,336
Rithm Capital Corp. ................. 45,234 369,562
Starwood Property Trust, Inc. ........... 30,205 553,658
2,569,457
Multiline Retail — 0.3%
Kohl's Corp. ...................... 13,221 333,830
Macy's, Inc. ...................... 28,066 579,563
Nordstrom, Inc.
(b)
................... 11,761 189,823
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 6,456 302,399
1,405,615
Multi-Utilities — 0.2%
NiSource, Inc. ..................... 42,112 1,154,711
Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp. .............. 34,716 374,586
Antero Resources Corp.
(a)(b)
............ 30,007 929,917
APA Corp. ....................... 33,834 1,579,371
Chesapeake Energy Corp. ............ 12,564 1,185,665
DT Midstream, Inc. .................. 10,089 557,518
Enviva , Inc. ....................... 3,204 169,716
EQT Corp. ....................... 38,221 1,293,016
HF Sinclair Corp. ................... 14,103 731,805
New Fortress Energy, Inc., Class A ....... 5,745 243,703
Ovintiv , Inc.
(b)
...................... 26,487 1,343,156
PDC Energy, Inc. ................... 9,835 624,326
Range Resources Corp. .............. 24,609 615,717
Southwestern Energy Co.
(a)
............ 115,759 677,190
Texas Pacific Land Corp. .............. 594 1,392,472
11,718,158
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 7,640 452,288
Personal Products — 0.1%
(a)
Coty, Inc., Class A
(b)
................. 35,869 307,038
Olaplex Holdings, Inc. ................ 13,185 68,694
375,732
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals plc
(a)
............ 6,438 1,025,638
Organon & Co. .................... 26,295 734,419

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Perrigo Co. plc .................... 14,047 $ 478,862
2,238,919
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp. ....... 13,612 1,422,726
CACI International, Inc., Class A
(a)
....... 2,400 721,416
Clarivate plc
(a)
..................... 49,044 409,027
Dun & Bradstreet Holdings, Inc. ......... 25,956 318,220
FTI Consulting, Inc.
(a)
................ 3,503 556,276
KBR, Inc.
(b)
....................... 14,422 761,482
ManpowerGroup , Inc. ................ 5,318 442,511
Robert Half International, Inc. ........... 11,181 825,493
Science Applications International Corp. ... 5,748 637,626
6,094,777
Real Estate Management & Development — 0.3%
(a)
Howard Hughes Corp. (The) ........... 3,795 290,014
Jones Lang LaSalle, Inc. .............. 4,961 790,634
Opendoor Technologies, Inc.
(b)
.......... 47,818 55,469
WeWork , Inc., Class A
(b)
.............. 22,313 31,908
Zillow Group, Inc., Class A ............. 5,913 184,545
Zillow Group, Inc., Class C, NVS
(b)
....... 16,657 536,522
1,889,092
Road & Rail — 0.8%
Avis Budget Group, Inc.
(a)
............. 2,667 437,201
Hertz Global Holdings, Inc.
(a)
........... 21,033 323,698
Knight-Swift Transportation Holdings, Inc. .. 16,198 848,937
Landstar System, Inc. ................ 3,764 613,156
Lyft, Inc., Class A
(a)
.................. 33,194 365,798
RXO, Inc.
(a)
....................... 10,580 181,976
Ryder System, Inc. .................. 5,166 431,723
Schneider National, Inc., Class B
(b)
....... 5,564 130,198
U-Haul Holding Co., NVS ............. 9,311 516,826
XPO, Inc.
(a)(b)
...................... 10,580 352,208
4,201,721
Semiconductors & Semiconductor Equipment — 1.1%
Allegro MicroSystems , Inc.
(a)
........... 6,857 205,847
Cirrus Logic, Inc.
(a)(b)
................. 5,775 430,122
Entegris , Inc. ...................... 15,453 1,013,562
First Solar, Inc.
(a)(b)
.................. 11,044 1,654,281
Lattice Semiconductor Corp.
(a)
.......... 14,105 915,132
MKS Instruments, Inc.
(b)
.............. 5,929 502,364
Universal Display Corp.
(b)
............. 4,492 485,316
Wolfspeed , Inc.
(a)(b)
.................. 12,865 888,200
6,094,824
Software — 3.6%
Alteryx , Inc., Class A
(a)(b)
.............. 6,177 312,989
AppLovin Corp., Class A
(a)(b)
............ 22,606 238,041
Aspen Technology, Inc.
(a)(b)
............. 2,811 577,379
Bentley Systems, Inc., Class B .......... 17,425 644,028
Bill.com Holdings, Inc.
(a)
.............. 10,337 1,126,320
Black Knight, Inc.
(a)
.................. 16,051 991,149
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 17,778 154,669
Ceridian HCM Holding, Inc.
(a)
........... 14,230 912,854
Confluent, Inc., Class A
(a)(b)
............ 12,830 285,339
Coupa Software, Inc.
(a)
............... 7,767 614,913
Dolby Laboratories, Inc., Class A ........ 6,307 444,896
DoubleVerify Holdings, Inc.
(a)(b)
.......... 7,596 166,808
Dropbox, Inc., Class A
(a)
.............. 28,374 635,010
Dynatrace , Inc.
(a)
................... 20,679 792,006
Elastic NV
(a)
...................... 8,081 416,171
Fair Isaac Corp.
(a)
................... 2,560 1,532,365
Five9, Inc.
(a)
...................... 7,153 485,403
Gen Digital, Inc. .................... 59,204 1,268,742
Security
Shares
Shares Value
Software (continued)
Guidewire Software, Inc.
(a)
............. 8,728 $ 546,024
Informatica , Inc., Class A
(a)(b)
........... 3,692 60,143
Jamf Holding Corp.
(a)(b)
............... 6,871 146,352
Manhattan Associates, Inc.
(a)
........... 6,522 791,771
nCino , Inc.
(a)(b)
..................... 7,184 189,945
NCR Corp.
(a)
...................... 13,117 307,069
New Relic, Inc.
(a)(b)
.................. 5,432 306,636
Nutanix , Inc., Class A
(a)
............... 23,999 625,174
Paycor HCM, Inc.
(a)
................. 5,721 139,993
Paylocity Holding Corp.
(a)
............. 4,118 799,963
Pegasystems , Inc.
(b)
................. 4,268 146,136
Procore Technologies, Inc.
(a)
........... 7,317 345,216
PTC, Inc.
(a)
....................... 10,930 1,312,037
RingCentral, Inc., Class A
(a)
............ 8,795 311,343
SentinelOne , Inc., Class A
(a)(b)
.......... 19,953 291,114
Smartsheet , Inc., Class A
(a)
............ 13,282 522,779
Teradata Corp.
(a)
................... 10,583 356,224
UiPath , Inc., Class A
(a)
............... 38,536 489,793
19,286,794
Specialty Retail — 1.2%
AutoNation, Inc.
(a)
................... 3,986 427,698
Carvana Co., Class A
(a)(b)
.............. 10,777 51,083
Dick's Sporting Goods, Inc.
(b)
........... 5,647 679,278
Five Below, Inc.
(a)(b)
.................. 5,677 1,004,091
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 10,740 747,826
GameStop Corp., Class A
(a)(b)
........... 27,919 515,385
Gap, Inc. (The) .................... 20,583 232,176
Leslie's, Inc.
(a)(b)
.................... 16,395 200,183
Lithia Motors, Inc., Class A ............ 2,808 574,910
Penske Automotive Group, Inc. ......... 2,803 322,149
Petco Health & Wellness Co., Inc.
(a)(b)
..... 8,151 77,271
RH
(a)
........................... 2,062 550,946
Victoria's Secret & Co.
(a)
.............. 8,567 306,527
Williams-Sonoma, Inc. ............... 7,068 812,254
6,501,777
Technology Hardware, Storage & Peripherals — 0.1%
Pure Storage, Inc., Class A
(a)
........... 29,223 782,007
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.
(a)
................ 14,004 802,709
Carter's, Inc. ...................... 3,999 298,365
Columbia Sportswear Co. ............. 3,762 329,476
Deckers Outdoor Corp.
(a)
.............. 2,724 1,087,312
Hanesbrands, Inc. .................. 35,979 228,826
PVH Corp. ....................... 6,958 491,165
Ralph Lauren Corp., Class A ........... 4,416 466,639
Skechers USA, Inc., Class A
(a)
.......... 13,824 579,917
Tapestry, Inc. ...................... 26,168 996,478
Under Armour , Inc., Class A
(a)
........... 19,603 199,166
Under Armour , Inc., Class C, NVS
(a)
...... 20,639 184,100
5,664,153
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp. .............. 29,283 380,679
New York Community Bancorp, Inc. ...... 69,503 597,726
TFS Financial Corp. ................. 5,128 73,894
UWM Holdings Corp., Class A .......... 9,584 31,723
1,084,022
Trading Companies & Distributors — 0.6%
Air Lease Corp., Class A .............. 10,740 412,631
Core & Main, Inc., Class A
(a)
............ 7,334 141,620
MSC Industrial Direct Co., Inc., Class A .... 4,824 394,121
SiteOne Landscape Supply, Inc.
(a)(b)
....... 4,615 541,432
Univar Solutions, Inc.
(a)
............... 16,983 540,059

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Watsco , Inc. ...................... 3,411 $ 850,703
WESCO International, Inc.
(a)
........... 4,617 578,048
3,458,614
Water Utilities — 0.2%
Essential Utilities, Inc. ................ 24,035 1,147,191
Total Common Stocks — 56.1%
(Cost: $330,725,901) ............................. 304,248,796
Investment Companies
iShares Russell 2000 ETF
(b)(c)
........... 1,356,274 236,479,935
Total Investment Companies — 43.6%
(Cost: $264,079,928) ............................. 236,479,935
Total Long-Term Investments — 99.7%
(Cost: $594,805,829) ............................. 540,728,731
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 30.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 162,306,305 $ 162,354,998
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 1,020,414 1,020,414
Total Short-Term Securities — 30.1%
(Cost: $163,367,647) ............................. 163,375,412
Total Investments — 129.8%
(Cost: $758,173,476 ) ............................. 704,104,143
Liabilities in Excess of Other Assets — (29.8)% ........... (161,786,184)
Net Assets — 100.0% ..............................
$ 542,317,959
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 110,837,007 $ 51,453,871
(a)
$ — $ 56,605 $ 7,515 $ 162,354,998 162,306,305 $ 443,141
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 440,000 580,414
(a)
— — — 1,020,414 1,020,414 10,622 1
iShares Russell 2000 ETF ..... 181,091,247 138,412,873 (54,246,176) 4,502,539 (33,280,548) 236,479,935 1,356,274 2,533,582 —
$ 4,559,144 $ (33,273,033) $ 399,855,347 $ 2,987,345 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 9 03/17/23 $ 797 $ (16,332)
Russell 2000 Micro E-Mini Index ............................................... 5 03/17/23 44 (1,584)
S&P Mid 400 E-Mini Index .................................................... 3 03/17/23 733 (10,814)
$ (28,730)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 304,241,269 $ 7,527 $ — $ 304,248,796
Investment Companies .................................... 236,479,935 — — 236,479,935
Short-Term Securities
Money Market Funds ...................................... 163,375,412 — — 163,375,412
$ 704,096,616 $ 7,527 $ — $ 704,104,143
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (28,730) $ — $ — $ (28,730)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ETF Exchange-Traded Fund
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's